Other Operating (Losses) Gains, Net - Schedule of Other Operating (Losses) Gains, Net (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Other Operating (Losses) Gains, Net [Abstract]
Insurance proceeds and other			$ 2,409
Gain on disposal of subsidiaries		230		230
Impairment			(84,469)
(Loss) gain on disposal of assets	(27)	21	(21)	3,840
Other operating (losses) gains, net	$ (27)	$ 251	$ (82,081)	$ 4,070